Notes Related to the Consolidated Statements of Financial Position - Schedule of Conditional Advances (Detail) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Disclosure of financial liabilities [line items]
At the beginning of the period	€ 2,019
At the end of the period	1,732
Long term conditional advances [member]
Disclosure of financial liabilities [line items]
At the beginning of the period	1,181
Capitalized interest	120
At the end of the period	1,302
Bpi France [member] | Long term conditional advances [member]
Disclosure of financial liabilities [line items]
At the beginning of the period	1,181
Capitalized interest	120
At the end of the period	€ 1,302